Note 13 - Income Tax (Details) - Summary of Income (Loss) Before Income Taxes from Continuing Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Income (Loss) Before Income Taxes from Continuing Operations [Abstract]
Cayman Islands	$ (19,183)	$ (18,943)	$ (22,116)
Foreign	2,728	5,070	4,015
	$ (16,455)	$ (13,873)	$ (18,101)